ETFMG Travel Tech ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 96.3%
Australia - 11.0%
Hotels, Restaurants & Leisure - 7.7% (d)
Corporate Travel Management, Ltd. (a)		600,104	$7,671,390
Webjet, Ltd. (a)		2,201,347	8,114,024
Total Hotels, Restaurants & Leisure			15,785,414
Software - 3.3%
SiteMinder, Ltd. (a)		2,784,350	6,745,863
Total Australia			22,531,277

Brazil - 1.5%
Hotels, Restaurants & Leisure - 1.5% (d)
CVC Brasil Operadora e Agencia de Viagens SA (a)		2,323,949	3,099,516

Cayman Islands - 11.2%
Hotels, Restaurants & Leisure - 11.2% (d)
Tongcheng Travel Holdings, Ltd. (a)		5,176,347	11,135,334
Trip.com Group, Ltd. - ADR (a)		428,345	11,758,070
Total Hotels, Restaurants & Leisure			22,893,404
Road & Rail - 0.0% (g)
DiDi Global, Inc. (a)		20	59
Total Cayman Islands			22,893,463

China - 5.4%
IT Services - 5.4%
TravelSky Technology, Ltd.		5,682,900	11,037,288

Japan - 7.8%
Hotels, Restaurants & Leisure - 6.6% (d)
Adventure, Inc. (b)		77,551	4,801,212
Airtrip Corp.		229,453	4,302,244
Open Door, Inc. (a)		323,166	4,389,703
Total Hotels, Restaurants & Leisure			13,493,159
Internet & Direct Marketing Retail - 1.2%
Temairazu, Inc.		66,993	2,537,913
Total Japan			16,031,072

Luxembourg - 3.4%
Hotels, Restaurants & Leisure - 3.4% (d)
eDreams Odigeo SA (a)		1,273,985	6,915,705

Mauritius - 4.4%
Hotels, Restaurants & Leisure - 4.4% (d)
MakeMyTrip, Ltd. (a)		350,539	9,001,842

Netherlands - 4.6%
Hotels, Restaurants & Leisure - 1.9%
Lastminute.com NV (a)		120,501	3,862,495
Interactive Media & Services - 2.7%
Trivago NV - ADR (a)		3,725,685	5,551,271
Total Netherlands			9,413,766

Republic of Korea - 3.3%
Hotels, Restaurants & Leisure - 3.3% (d)
Hana Tour Service, Inc. (a)		160,982	6,695,185

Spain - 4.2%
IT Services - 4.2%
Amadeus IT Group SA (a)		153,719	8,563,571

United Kingdom - 7.8%
Hotels, Restaurants & Leisure - 5.5% (d)
On the Beach Group PLC (a)		1,726,472	2,992,728
Trainline PLC (a)		2,350,869	8,241,735
Total Hotels, Restaurants & Leisure			11,234,463
Internet & Direct Marketing Retail - 0.7%
Hostelworld Group PLC (a)		1,220,298	1,381,486
Software - 1.6%
accesso Technology Group PLC (a)		429,118	3,207,324
Total United Kingdom			15,823,273

United States - 27.5%
Airlines - 1.6%
Blade Air Mobility, Inc. - Class A (a)(b)		734,175	3,274,421
Hotels, Restaurants & Leisure - 11.4% (d)
Airbnb, Inc. - Class A (a)		87,908	7,830,845
Booking Holdings, Inc. (a)		4,497	7,865,208
Expedia Group, Inc. (a)		79,446	7,533,864
Total Hotels, Restaurants & Leisure			23,229,917
Interactive Media & Services - 3.3%
TripAdvisor, Inc. (a)		377,038	6,711,276
IT Services - 3.5%
Sabre Corp. (a)(b)		1,210,081	7,054,772
Road & Rail - 7.7%
Lyft, Inc. - Class A (a)		515,788	6,849,665
Uber Technologies, Inc. (a)(b)		430,852	8,815,231
Total Road & Rail			15,664,896
Total United States			55,935,282

Virgin Islands (UK) - 4.2%
Hotels, Restaurants & Leisure - 2.9% (d)
Despegar.com Corp. (a)		738,020	5,977,962
Road & Rail - 1.3%
Swvl Holdings Corp. (a)(b)		409,963	2,648,361
Total Virgin Islands (UK)			8,626,323
TOTAL COMMON STOCKS (Cost $303,466,210)			196,567,563

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.2%
ETFMG Sit Ultra Short ETF (f)		25,000	1,217,125
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)		13,518,348	13,518,348
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $14,761,810)			14,735,473

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
First American Government Obligations Fund - Class X, 1.29% (c)		9,073,509	9,073,509
TOTAL SHORT-TERM INVESTMENTS (Cost $9,073,509)			9,073,509

Total Investments (Cost $327,301,529) - 107.9%			220,376,545
Liabilities in Excess of Other Assets - (7.9)%			(16,200,518)
TOTAL NET ASSETS - 100.0%			$204,176,027

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022.
(c)			The rate quoted is the annualized seven-day yield at period end.
(d)			As of June 30, 2022 the Fund had a significant portion of its assets in the Hotels, Restaurants & Leisure Industry.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transitions exempt from registration to qualified institutional investors. At June 30, 2022, the market value of these securities total $11,234,463, which represents 5.5% of total net assets.

(f)			Affiliated Security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2022 is set forth below.
(g)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 1,243,875	$ -	$ -	$ -	$ (26,750)	$ -	$ 1,217,125	25,000

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

AWAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$196,567,563	$-	$-	$196,567,563
Short-Term Investments	9,073,509	-	-	9,073,509
ETFMG Sit Ultra Short ETF**	1,217,125	-	-	1,217,125
Investments Purchased with Securities Lending Collateral*	-	-	-	13,518,348
Total Investments in Securities	$206,858,197	$-	$-	$220,376,545

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.